PROVISIONS - Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 316.0
Balance, end of the year	365.5	$ 316.0
Less: current portion	(5.4)	(5.6)
Non-current portion	360.1	310.4
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	298.5	460.4
Capitalized in property, plant and equipment	36.2	(22.4)
Changes in asset retirement obligations at closed mines	9.7	(36.8)
Accretion expense	5.0	3.1
Disbursements	(2.0)	(2.0)
Reclassification of Rosebel mine obligations to liabilities held for sale	0.0	(103.8)
Balance, end of the year	347.4	298.5
Less: current portion	(5.4)	(5.6)
Non-current portion	$ 342.0	$ 292.9